March 3, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Dreyfus Short Intermediate Government Fund
     Registration Statement File No. 33-9634
     CIK No. 804887

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 1997.


                                         Very truly yours,




                                         Carol A. Covelli
                                         The Dreyfus Corporation





CAC\

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan